Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Matters

Note 16. Regulatory Matters

The Company (on a consolidated basis) and the Bank are subject to various regulatory capital requirements administered by federal banking agencies. Failure to meet the minimum regulatory capital requirements can initiate certain mandatory, and possible additional discretionary actions by regulators that, if undertaken, could have a direct material affect on the Company.

Under the regulatory capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines involving quantitative measures of the Company’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Company’s capital amounts and classification under the prompt corrective action guidelines are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum amounts and ratios of total capital and Tier I capital to risk-weighted assets (as defined in the regulations) and Tier I capital to average assets (as defined in the regulations). Management believes, as of December 31, 2011, that the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2011 and 2010, the most recent regulatory notification categorized the Bank as well capitalized. There have been no conditions or events that would cause changes to the capital structure of the Company since this notification. To continue to be categorized as well capitalized under the regulatory framework for prompt corrective action, the Company would have to maintain minimum total risk-based, Tier I risk-based, and Tier I leverage ratios as disclosed below, in comparison with actual capital amounts and ratios:

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio

As of December 31, 2011
Total Capital (to Risk-Weighted Assets)
Citizens Holding Company	$84,440,131	17.53%	$38,542,705	8%	$	N/A	—
Citizens Bank	82,742,612	17.16%	38,570,544	8		48,213,180	10%
Tier I Capital (to Risk-Weighted Assets)
Citizens Holding Company	$78,409,696	16.27%	$19,271,353	4		N/A	—
Citizens Bank	76,707,881	15.91%	19,285,272	4		28,927,908	6
Tier I Capital (to Average Assets)
Citizens Holding Company	$78,409,696	9.47%	$33,131,789	4		N/A	—
Citizens Bank	76,707,881	9.31%	32,947,256	4		41,184,070	5

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio

As of December 31, 2010
Total Capital (to Risk-Weighted Assets)
Citizens Holding Company	$81,289,150	16.37%	$39,727,532	8%	$	N/A	—
Citizens Bank	79,710,307	16.07%	39,691,551	8		49,614,439	10%
Tier I Capital
(to Risk-Weighted Assets) Citizens Holding Company	$75,081,723	15.12%	$19,863,766	4		N/A	—
Citizens Bank	73,506,314	14.82%	19,845,776	4		29,768,663	6
Tier I Capital (to Average Assets)
Citizens Holding Company	$75,081,723	9.01%	$33,323,659	4		N/A	—
Citizens Bank	73,506,314	8.85%	33,232,633	4		41,540,791	5